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QUARTERLY REPORT

OTG LATIN AMERICA ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
96.46%	COMMON STOCKS

3.60%	ARGENTINA
	Transportadora de Gas del Sur SA ADR	10,818	$321,619
	YPF SA ADR(A)	15,211	691,644
			1,013,263

37.11%	BRAZIL
	Ambev SA ADR	290,794	913,093
	Banco Bradesco SA ADR	160,721	557,702
	Embraer SA ADR	11,482	732,552
	Gerdau SA ADR	176,888	714,628
	Inter & Co Inc	61,059	331,550
	Itau Unibanco Holding SA ADR	37,604	307,225
	JBS NV	45,199	535,608
	Lojas Renner SA(A)	315,321	902,784
	NU Holdings Ltd/Cayman Islands(A)	62,693	837,578
	Petroleo Brasileiro SA - Petrobras ADR	53,000	856,480
	Rede D’Or Sao Luiz SA 144A	79,805	536,279
	Sendas Distribuidora S/A	220,226	371,999
	Suzano SA ADR(A)	74,484	577,996
	TOTVS SA(A)	91,428	507,589
	Vale SA ADR	81,996	1,233,220
	XP Inc	31,870	518,206
			10,434,489

0.44%	CANADA
	Santacruz Silver Mining Ltd(A)	18,850	122,336

11.79%	CHILE
	Aguas Andinas SA	707,912	253,468
	Banco Itau Chile SA	50,609	1,031,870
	Banco Santander Chile ADR	6,164	202,981
	Cencosud SA	179,700	415,158
	Latam Airlines Group SA ADR	5,094	296,827
	SMU SA	3,674,705	526,117
	Sociedad Quimica y Minera de Chile SA ADR	7,946	588,322
			3,314,743

QUARTERLY REPORT

OTG LATIN AMERICA ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
3.27%	COLOMBIA
	Grupo Cibest SA ADR	5,878	$466,890
	Grupo Energia Bogota SA ESP	541,998	453,486
			920,376

22.15%	MEXICO
	America Movil SAB de CV ADR	18,610	483,674
	America Movil SAB de CV ADR	481,959	626,443
	ARCA CONTINENTAL SAB DE CV	40,436	483,544
	Cemex SAB de CV ADR	77,602	931,224
	Coca-Cola Femsa SAB de CV	25,018	265,910
	Fomento Economico Mexicano SAB de CV ADR	5,269	673,905
	GCC SAB de CV	45,493	540,687
	Genomma Lab Internacional SAB de CV	384,275	329,174
	Grupo Financiero Banorte SAB de CV	22,028	233,286
	Grupo Traxion SAB de CV 144A(A)	440,908	275,828
	Kimberly-Clark de Mexico SAB de CV	193,115	426,482
	Wal-Mart de Mexico SAB de CV ADR	4,788	140,815
	Wal-Mart de Mexico SAB de CV ADR	278,410	816,086
			6,227,058

16.20%	PERU
	Alicorp SAA(A)	92,991	329,196
	Cementos Pacasmayo SAA	189,770	446,942
	Credicorp Ltd	585	227,904
	Ferreycorp SAA(A)	570,112	698,379
	InRetail Peru Corp 144A	13,546	487,656
	Intercorp Financial Services Inc	17,022	969,573
	Minsur SA(A)	199,995	397,767
	Southern Copper Corp ADR	5,730	998,535
			4,555,952

0.66%	UNITED STATES
	Chevron Corp	1,120	185,651

QUARTERLY REPORT

OTG LATIN AMERICA ETF

Schedule of Options WrittenJune 30, 2026 (unaudited)

		Shares	Value
1.24%	URUGUAY
	MercadoLibre Inc ADR(A)	206	$349,662

96.46%	TOTAL COMMON STOCKS		27,123,530
	(Cost: $22,584,357)

		Principal	Value
0.06%	DEBT SECURITIES

0.06%	PERU
	Peru LNG Srl 03/22/2030 5.375% ADR	$16,657	$16,211

0.06%	TOTAL DEBT SECURITIES		16,211
	(Cost: $16,335)
		Shares	Value

3.19%	MONEY MARKET FUNDS
	First American Government Obligations Fund 3.557%(B)	269,176	$269,176
	First American Treasury Obligations Fund 3.573%(B)	628,078	628,078
	(Cost: $897,254)		897,254

99.71%	TOTAL INVESTMENTS		28,036,995
	(Cost: $23,497,946)
0.29%	Other assets, net of liabilities		81,677
100.00%	NET ASSETS		$28,118,672

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2026

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $1,299,763 and is 4.62% of the Fund's net assets.

QUARTERLY REPORT

OTG LATIN AMERICA ETF

Schedule of Options Written - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$27,123,530	$—	$—	$27,123,530
Debt Securities	16,211			16,211
Money Market Funds	897,254	—	—	897,254
	$28,036,995	$—	$—	$28,036,995

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $23,497,946, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,416,185
Gross unrealized depreciation	(877,135)
Net unrealized appreciation (depreciation)	$4,539,049